Schedule of Stock Warrants Outstanding and Exercisable (Details) - $ / shares				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2022	Dec. 01, 2021	Mar. 01, 2021	Dec. 31, 2021	Oct. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 30, 2022
Class of warrant exercise price per share						$ 0.21
Creek Road Miners Inc [Member]
Class of warrant exercise price per share					$ 1.50
Class of warrant or right number of securities called by each warrant or right					2,933,340		21,948,266	166,660	600,000
Weighted average remaining contractual life	5 years	5 years			5 years
Warrant Exercisable							21,948,266
Warrant [Member]
Class of warrant or right number of securities called by each warrant or right						1,541,100
Weighted average remaining contractual life						2 years 8 months 12 days
Warrant [Member] | Creek Road Miners Inc [Member]
Class of warrant exercise price per share	$ 2.50		$ 0.50	$ 2.75			$ 0.175
Class of warrant or right number of securities called by each warrant or right	250,000		100,000	1,750,936			14,285,714
Weighted average remaining contractual life	5 years		5 years	5 years			1 year 10 months 24 days
Warrant Exercisable							14,285,714
Warrant One [Member] | Creek Road Miners Inc [Member]
Class of warrant exercise price per share							$ 0.50
Class of warrant or right number of securities called by each warrant or right							6,318,552
Weighted average remaining contractual life							3 years 10 months 24 days
Warrant Exercisable							6,318,552
Warrant Two [Member] | Creek Road Miners Inc [Member]
Class of warrant exercise price per share							$ 1.00
Class of warrant or right number of securities called by each warrant or right							300,000
Weighted average remaining contractual life							1 year 2 months 12 days
Warrant Exercisable							300,000
Warrant Three [Member] | Creek Road Miners Inc [Member]
Class of warrant exercise price per share							$ 1.50
Class of warrant or right number of securities called by each warrant or right							400,000
Weighted average remaining contractual life							4 years
Warrant Exercisable							400,000
Warrant Four [Member] | Creek Road Miners Inc [Member]
Class of warrant exercise price per share							$ 1.53
Class of warrant or right number of securities called by each warrant or right							180,000
Weighted average remaining contractual life							1 year 8 months 12 days
Warrant Exercisable							180,000
Warrant Five [Member] | Creek Road Miners Inc [Member]
Class of warrant exercise price per share							$ 2.50
Class of warrant or right number of securities called by each warrant or right							250,000
Weighted average remaining contractual life							4 years
Warrant Exercisable							250,000
Warrant Six [Member] | Creek Road Miners Inc [Member]
Class of warrant exercise price per share							$ 2.75
Class of warrant or right number of securities called by each warrant or right							250,000
Weighted average remaining contractual life							4 years
Warrant Exercisable							250,000